 Gross Exposure  Long  Net Exposure  Short  Number of Managers = 8 Number of Sub-Strategies = 2 Median Position Size = 13.1%Average Position Size = 12.5%  Distressed - Long Bias: 47%  Distressed - Variable Bias: 53%  Product Name: Aetos Capital Distressed Investment Strategies Fund, LLC As of August 31, 2016 Product Description: The Aetos Capital Distressed Investment Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets.  The Fund allocates its assets among a select group of Portfolio Managers across a variety of distressed investment strategies to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.As of September 1, 2016:  Historical Sub-Strategy Allocation  Historical Exposures  Sub-Strategy Allocation1  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

 1 Allocations are subject to change over time and exclude cash.2 Performance figures shown for the period of September 1, 2002 through August 31, 2016 are of the Aetos Capital Distressed Investment Strategies Fund and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.   Aetos Capital Distressed Investment Strategies Fund, LLCAs of August 31, 2016  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)    Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov   Dec  YTD  2002  -  -  -  -  -  -  -  -  0.06%  -0.30%  1.98%  1.21%  2.97%  2003  1.77%  0.68%  0.68%  2.56%  1.54%  2.27%  0.00%  0.69%  2.19%  1.87%  1.19%  1.86%  18.71%  2004  2.52%  0.58%  0.30%  0.16%  0.26%  1.00%  0.35%  0.51%  0.75%  0.76%  2.04%  1.56%  11.28%  2005  0.49%  1.37%  -0.28%  -0.43%  0.21%  0.67%  1.45%  0.88%  0.42%  -0.02%  0.59%  0.89%  6.38%   2006  1.62%  0.57%  1.19%  0.72%  0.61%  0.03%  0.47%  0.66%  0.49%  1.87%  1.51%  1.30%  11.60%  2007  1.57%  1.11%  0.93%  1.65%  1.53%  0.01%  -0.47%  -1.25%  1.24%  1.03%  -0.71%  0.18%  6.98%  2008  -1.35%  0.70%  -0.67%  0.50%  0.04%  -0.50%  -0.72%  -0.59%  -2.25%  -3.18%  -2.44%  -1.03%  -10.99%  2009  0.58%  -0.41%  -0.35%  0.83%  2.18%  1.88%  2.10%  2.14%  1.93%  1.79%  1.63%  1.79%  17.29%  2010  2.17%  0.70%  2.20%  1.44%  -1.66%  -0.43%  0.51%  0.48%  1.03%  1.19%  0.32%  1.20%  9.47%  2011  1.09%  1.14%  -0.03%  0.75%  0.09%  -0.79%  -0.14%  -2.34%  -2.75%  0.56%  -0.72%  -0.09%  -3.27%  2012  1.42%  0.99%  0.90%  0.86%  -0.50%  0.50%  1.10%  1.03%  1.56%  0.75%  0.57%  1.45%  11.14%  2013  1.75%  0.60%  1.26%  1.43%  1.92%  -0.82%  0.83%  0.17%  0.58%  1.27%  1.23%  0.66%  11.40%  2014  0.60%  1.70%  0.48%  0.30%  0.76%  1.57%  -0.02%  -0.17%  -0.67%  -0.86%  0.01%  -0.20%  3.52%  2015  -0.35%  0.87%  0.04%  0.76%  0.42%  -0.72%  -0.23%  -1.21%  -1.32%  -0.28%  -0.36%  -1.30%  -3.65%  2016  -1.32%  -0.85%  0.89%  2.40%  0.30%  0.15%  1.06%  0.95%  -  -  -  -  3.59%  Investment Returns:As of 8/31/16:  Aetos Capital Distressed Investment Strategies Fund2  90-Day Treasury Bills  Barclays Capital Aggregate Index  MSCI ACWI (Net)  S&P 500 Total Return  1 Year Annualized Return  0.25%  0.22%  5.97%  7.24%  12.55%  3 Year Annualized Return  2.36%  0.10%  4.37%  6.74%  12.30%  5 Year Annualized Return  4.41%  0.08%  3.24%  8.32%  14.69%  From Inception through 8/31/16:   From Inception through 8/31/16:   From Inception through 8/31/16:         Average Annualized Return   6.59%  1.22%  4.65%  7.54%  8.56%  Annualized Standard Deviation  3.69%  0.46%  3.41%  15.82%  14.32%  Sharpe Ratio  1.46  -  1.01  0.40  0.51  Largest Calendar Qtr. Drawdown  -6.52%  -  -2.44%  -22.37%  -21.94%  Beta: Barclays Capital Aggregate Index  -0.02  -  -  -  -  Beta: MSCI ACWI (Net)  0.15  -  -  -  -  Beta: S&P 500 Total Return  0.15  -  -  -  -  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860  Fees & Terms  Fees & Terms  Management Fee  1.00% (0.75% on $25mm+)  Incentive Fee  10% of profits  Hurdle Rate  3 Month T-bills  High Water Mark  Yes  Contribution Frequency / Notice Period  Monthly / 30 Days  Lock-Up Period  1 Year  Redemption Frequency / Notice Period  Quarterly / 90 Days  Minimum Investment  $1 million  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited

 Gross Exposure  Long  Net Exposure  Short  Product Name: Aetos Capital Growth Portfolio As of August 31, 2016Product Description: The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of September 1, 2016:  Strategy Allocations1  Strategy Allocations1  Historical Exposures  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860  Historical Sub-Strategy Allocation

 1 Allocations are subject to change over time and exclude cash.2 Performance figures shown for the period of September 1, 2002 through August 31, 2016 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.   Aetos Capital Growth Portfolio As of August 31, 2016  Fees & Terms  Fees & Terms  Management Fee  1.00% (0.75% on $25mm+)  Incentive Fee   10% of profits  Hurdle Rate  3 Month T-bills  High Water Mark  Yes  Contribution Frequency / Notice Period  Monthly / 30 Days  Lock-Up Period  1 Year  Redemption Frequency / Notice Period  Quarterly / 90 Days  Minimum Investment  $1 million  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov   Dec  YTD  2002  -  -  -  -  -  -  -  -  -0.59%  0.17%  0.40%  1.07%  1.04%  2003  0.28%  -0.04%  0.11%  1.62%  1.72%  1.29%  0.22%  0.75%  0.76%  1.30%  0.99%  0.98%  10.42%  2004  1.79%  0.70%  -0.10%  -0.92%  -0.15%  0.36%  -0.16%  -0.04%  0.67%  0.52%  1.56%  0.93%  5.26%  2005  0.30%  1.32%  0.26%  -0.45%  0.72%  0.77%  1.01%  0.60%  0.82%  -0.84%  0.61%  1.31%  6.60%  2006  1.91%  0.31%  1.13%  0.91%  -0.63%  0.21%  0.39%  0.57%  0.18%  0.83%  1.39%  1.15%  8.66%  2007  1.56%  0.43%  1.18%  1.45%  1.66%  0.43%  -0.66%  -1.40%  0.96%  1.52%  -0.07%  0.61%  7.89%  2008  -2.32%  1.31%  -1.49%  0.62%  1.83%  -0.29%  -0.82%  -0.44%  -6.97%  -4.26%  -1.97%  -0.85%  -14.86%  2009  0.50%  -0.26%  -0.31%  -0.61%  2.72%  0.97%  1.76%  1.25%  1.84%  0.23%  1.55%  0.66%  10.74%  2010  0.14%  0.59%  1.72%  0.81%  -2.11%  -0.69%  0.92%  0.19%  1.70%  1.05%  0.05%  1.36%  5.81%  2011  0.57%  0.68%  -0.08%  1.05%  -0.21%  -0.61%  -0.07%  -2.46%  -2.20%  1.66%  -0.60%  -0.14%  -2.46%  2012  1.51%  1.15%  0.71%  0.29%  -0.79%  0.31%  0.81%  0.59%  0.66%  0.07%  0.50%  0.59%  6.58%  2013  1.77%  0.66%   1.38%  0.71%  0.98%  -0.31%  0.81%  -0.23%  0.96%  1.13%  1.16%  0.79%  10.23%  2014  -0.01%  1.72%  -0.35%  -0.59%  1.18%  0.84%  -0.64%  0.48%  0.29%  0.00%  0.85%  0.45%  4.26%  2015  -0.32%  1.20%  0.26%  0.06%  0.99%  -0.96%  0.58%  -1.13%  -1.50%  1.25%  -0.05%  -0.23%  0.11%  2016  -2.56%  -1.39%  0.54%  0.74%  1.73%  -0.81%  1.39%  0.64%  -  -  -  -  0.20%  Investment Returns:As of 8/31/16:  Aetos Capital Growth Portfolio2  90-Day Treasury Bills  Barclays Capital Aggregate Index  MSCI ACWI (Net)  S&P 500 Total Return  1 Year Annualized Return  -0.35%  0.22%  5.97%  7.24%  12.55%  3 Year Annualized Return  2.87%  0.10%  4.37%  6.74%  12.30%  5 Year Annualized Return  3.93%  0.08%  3.24%  8.32%  14.69%  From Inception through 8/31/16:   From Inception through 8/31/16:           Average Annualized Return   4.10%  1.22%  4.65%  7.54%  8.56%  Annualized Standard Deviation  4.02%  0.46%  3.41%  15.82%  14.32%  Sharpe Ratio  0.72  -  1.01  0.40  0.51  Largest Calendar Qtr. Drawdown  -8.14%  -  -2.44%  -22.37%  -21.94%  Beta: Barclays Capital Aggregate Index  -0.01  -  -  -  -  Beta: MSCI ACWI (Net)  0.18  -  -  -  -  Beta: S&P 500 Total Return  0.19  -  -  -  -  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

 Gross Exposure  Long  Net Exposure  Short  Equity Hedged: 42%  Event Driven: 18%  Fixed Income Arbitrage: 9%  Distressed: 20%  Directional Equity: 6%  Short-biased Equity: 2%  Number of Managers = 35Number of Strategies = 7Median Position Size = 2.9%Average Position Size = 2.9%Aetos Capital Long/Short Strategies Fund: 50%Aetos Capital Multi-Strategy Arbitrage Fund: 30%Aetos Capital Distressed Investment Strategies Fund: 20%  Long/Short Credit: 3%  Product Name: Aetos Capital Prime Portfolio As of August 31, 2016Product Description: The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of September 1, 2016:  Strategy Allocations1  Historical Exposures  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860  Historical Sub-Strategy Allocation

 1 Allocations are subject to change over time and exclude cash.2 Performance figures shown for the period of September 1, 2002 through August 31, 2016 of the Aetos Capital Prime Portfolio and are net of an investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.   Aetos Capital Prime PortfolioAs of August 31, 2016  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov   Dec  YTD  2002  -  -  -  -  -  -  -  -  -0.67%  0.34%  0.52%  0.95%  1.14%  2003  0.21%  -0.02%  0.22%  1.69%  1.70%  1.30%  0.37%  0.79%  0.60%  1.42%  1.12%  1.09%  10.98%  2004  1.85%  0.72%  -0.12%  -0.68%  -0.10%  0.36%  -0.18%  0.00%  0.66%  0.69%  1.57%  1.02%  5.92%  2005  0.12%  1.26%  0.28%  -0.51%  0.78%  0.81%  1.20%  0.65%  0.75%  -0.83%  0.68%  1.36%  6.72%  2006  2.00%  0.34%  1.27%  0.94%  -0.57%  0.15%  0.35%  0.69%  0.20%  0.99%  1.49%  1.11%  9.31%  2007  1.71%  0.50%  1.10%  1.52%  1.69%  0.40%  -0.63%  -1.42%  1.06%  1.60%  -0.10%  0.57%  8.24%  2008  -2.37%  1.33%  -1.55%  0.67%  1.91%  -0.17%  -0.95%  -0.39%  -7.03%  -3.75%  -1.62%  -0.74%  -14.01%  2009  0.54%  -0.30%  -0.36%  -0.85%  2.70%  0.71%  1.65%  1.13%  1.70%  0.09%  1.63%  0.50%  9.49%  2010  -0.19%  0.66%  1.62%  0.70%  -2.17%  -0.84%  1.00%  0.07%  1.83%  1.03%  0.06%  1.50%  5.32%  2011  0.44%  0.62%  -0.19%  1.12%  -0.23%  -0.61%  0.00%  -2.56%  -2.27%  1.82%  -0.52%  -0.20%  -2.62%  2012  1.48%  1.09%  0.69%  0.31%  -0.86%  0.33%  0.85%  0.54%  0.67%  -0.07%  0.46%  0.45%  6.11%  2013  1.78%  0.64%  1.46%  0.62%  0.97%  -0.20%  0.85%  -0.30%  1.06%  1.17%  1.30%  0.85%  10.67%  2014  -0.13%  1.92%  -0.52%  -0.79%  1.34%  0.89%  -0.69%  0.62%  0.44%  0.23%  0.99%  0.55%  4.91%  2015  -0.35%  1.33%  0.23%  -0.07%  1.11%  -0.96%  0.79%  -1.16%  -1.53%  1.50%  0.00%  -0.19%  0.64%  2016  -2.77%  -1.66%  0.53%  0.62%  1.98%  -0.85%  1.49%  0.55%  -  -  -  -  -0.19%  Investment Returns:As of 8/31/16:  Aetos Capital Prime Portfolio2  90-Day Treasury Bills  Barclays Capital Aggregate Index  MSCI ACWI (Net)  S&P 500 Total Return  1 Year Annualized Return  -0.44%  0.22%  5.97%  7.24%  12.55%  3 Year Annualized Return  3.25%  0.10%  4.37%  6.74%  12.30%  5 Year Annualized Return  4.10%  0.08%  3.24%  8.32%  14.69%  From Inception through 8/31/16:   From Inception through 8/31/16:           Average Annualized Return   4.26%  1.22%  4.65%  7.54%  8.56%  Annualized Standard Deviation  4.08%  0.46%  3.41%  15.82%  14.32%  Sharpe Ratio  0.75  -  1.01  0.40  0.51  Largest Calendar Qtr. Drawdown  -8.28%  -  -2.44%  -22.37%  -21.94%  Beta: Barclays Capital Aggregate Index  -0.03  -  -  -  -  Beta: MSCI ACWI (Net)  0.19  -  -  -  -  Beta: S&P 500 Total Return  0.19  -  -  -  -  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860  Fees & Terms  Fees & Terms  Management Fee  1.00% (0.75% on $25mm+)  Incentive Fee   10% of profits  Hurdle Rate  3 Month T-bills  High Water Mark  Yes  Contribution Frequency / Notice Period  Monthly / 30 Days  Lock-Up Period  1 Year  Redemption Frequency / Notice Period  Quarterly / 90 Days  Minimum Investment  $1 million  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited

 Gross Exposure  Long  Net Exposure  Short  Product Name: Aetos Capital Balanced Portfolio As of August 31, 2016Product Description: The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of September 1, 2016:  Historical Sub-Strategy Allocation  Strategy Allocations1  Historical Exposures  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

 1 Allocations are subject to change over time and exclude cash.2 Performance figures shown for the period of September 1, 2002 through August 31, 2016 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.    Aetos Capital Balanced Portfolio As of August 31, 2016  Fees & Terms  Fees & Terms  Management Fee   1.00% (0.75% on $25mm+)  Incentive Fee  10% of profits  Hurdle Rate  3 Month T-bills  High Water Mark  Yes  Contribution Frequency / Notice Period  Monthly / 30 Days  Lock-Up Period  1 Year  Redemption Frequency / Notice Period  Quarterly / 90 Days  Minimum Investment  $1 million  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov   Dec  YTD  2002  -  -  -  -  -  -  -  -  -0.44%  0.14%  0.53%  1.04%  1.27%  2003  0.73%  0.17%  0.28%  1.34%  1.86%  1.03%  -0.20%  0.58%  1.02%  1.02%  0.98%  0.85%  10.06%  2004  1.49%  0.56%  -0.04%  -0.69%  -0.18%  0.27%  -0.23%  0.01%  0.47%  0.25%  1.36%  0.82%  4.14%  2005  0.43%  1.14%  0.24%  -0.33%  0.62%  0.68%  0.93%  0.35%  0.71%  -0.71%  0.42%  1.22%  5.83%  2006  1.74%  0.47%  0.86%  0.87%  -0.36%  0.42%  0.49%  0.43%  0.27%  0.70%  1.25%  1.21%  8.67%  2007  1.46%  0.33%  1.07%  1.30%  1.54%  0.28%  -1.98%  -1.30%  0.91%  1.37%  -0.11%  0.49%  5.43%  2008  -1.75%  1.07%  -1.52%  0.56%  1.74%  -0.41%  -0.71%  -0.46%  -6.93%  -5.35%  -2.58%  -1.09%  -16.40%  2009  0.38%  -0.11%  -0.25%  -0.36%  2.74%  1.42%  1.94%  1.37%  2.07%  0.48%  1.40%  0.85%  12.53%  2010  0.58%  0.52%  1.80%  0.97%  -2.00%  -0.47%  0.89%  0.34%  1.47%  1.06%  0.01%  1.13%  6.43%  2011  0.77%  0.76%  0.12%  0.96%  -0.21%  -0.59%  -0.20%  -2.28%  -2.04%  1.43%  -0.74%  -0.03%  -2.12%  2012  1.56%  1.26%  0.73%  0.26%  -0.73%  0.29%  0.78%  0.64%  0.66%  0.21%  0.54%  0.74%  7.14%  2013  1.76%  0.67%   1.29%  0.80%  0.99%  -0.43%  0.78%  -0.16%  0.86%  1.09%  1.02%  0.72%  9.78%  2014  0.09%  1.54%  -0.19%  -0.38%  1.01%  0.80%  -0.59%  0.34%  0.14%  -0.24%  0.71%  0.34%  3.61%  2015  -0.28%  1.06%  0.29%  0.20%  0.88%  -0.95%  0.36%  -1.10%  -1.47%  0.98%  -0.11%  -0.29%  -0.48%  2016  -2.35%  -1.13%  0.55%  0.86%  1.48%  -0.77%  1.29%  0.70%  -  -  -  -  0.56%  Investment Returns:As of 8/31/16:  Aetos Capital Balanced Portfolio2  90-Day Treasury Bills  Barclays Capital Aggregate Index  MSCI ACWI (Net)  S&P 500 Total Return  1 Year Annualized Return  -0.34%  0.22%  5.97%  7.24%  12.55%  3 Year Annualized Return  2.46%  0.10%  4.37%  6.74%  12.30%  5 Year Annualized Return  3.76%  0.08%  3.24%  8.32%  14.69%  From Inception through 8/31/16:   From Inception through 8/31/16:           Average Annualized Return   3.78%  1.22%  4.65%  7.54%  8.56%  Annualized Standard Deviation  4.02%  0.46%  3.41%  15.82%  14.32%  Sharpe Ratio  0.64  -  1.01  0.40  0.51  Largest Calendar Qtr. Drawdown  -8.80%  -  -2.44%  -22.37%  -21.94%  Beta: Barclays Capital Aggregate Index  0.03  -  -  -  -  Beta: MSCI ACWI (Net)  0.18  -  -  -  -  Beta: S&P 500 Total Return  0.18  -  -  -  -  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

 Gross Exposure  Long  Net Exposure  Short  Number of Managers = 16Median Position Size = 4.9%Average Position Size = 6.2%  Strategy Allocations1  Historical Exposures  Historical Sub-Strategy Allocation  Product Name: Aetos Capital Credit and Distressed Opportunities PortfolioAs of August 31, 2016Product Description: The Aetos Capital Credit and Distressed Opportunities Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with institutional-quality managers. As of September 1, 2016:  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860  Mortgages: 11%  Corporate Distressed: 23%  Structured Credit / ABS: 10%  Relative Value: 5%  Process Oriented: 13%  Leveraged Loans: 10%  Opportunistic Credit: 23%  Hedging: 3%  Currency/Other: 2%

 1 Allocations are subject to change over time and exclude cash.2 Performance figures shown for the period of September 1, 2002 through August 31, 2016 are of the Aetos Capital Credit and Distressed Opportunities Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. The performance figures shown may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Credit and Distressed Opportunities Portfolio in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. During the period from September 2002 through October 2011, it is possible that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.   Aetos Capital Credit and Distressed Opportunities PortfolioAs of August 31, 2016  Fees and Terms  Fees and Terms  Management Fee   1.00% (0.75% on $25mm+)  Incentive Fee  10% of profits  Hurdle Rate  3 Month T-bills  High Water Mark  Yes  Contribution Frequency / Notice Period  Monthly / 30 Days  Lock-Up Period  1 Year  Redemption Frequency / Notice Period  Quarterly / 90 Days  Minimum Investment  $1 million  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)  Investment Performance2 (US$)    Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov   Dec  YTD   2002  -  -  -  -  -  -  -  -  0.00%  -0.13%  1.79%  1.12%  2.79%   2003  1.74%  0.69%  0.74%  2.22%  1.66%  1.89%  -0.16%  0.60%  2.00%  1.62%  1.21%  1.65%  17.04%   2004  2.18%  0.53%  0.24%  0.20%  0.18%  0.80%  0.17%  0.44%  0.55%  0.59%  1.74%  1.35%  9.32%   2005  0.42%  1.15%  -0.12%  -0.38%  0.31%  0.64%  1.39%  0.67%  0.39%  -0.06%  0.47%  0.88%  5.89%   2006  1.61%  0.65%  1.08%  0.69%  0.55%  0.14%  0.47%  0.58%  0.54%  1.62%  1.38%  1.29%  11.10%   2007  1.53%  0.92%  0.84%  1.53%  1.50%  0.00%  -1.67%  -1.17%  1.22%  1.14%  -0.63%  0.16%  5.44%  2008  -1.25%  0.64%  -1.03%  0.50%  0.34%  -0.47%  -0.77%  -0.51%  -3.23%  -4.52%  -2.90%  -1.25%  -13.64%  2009  0.40%  -0.17%  -0.30%  0.58%  2.32%  2.05%  2.19%  1.99%  2.10%  1.67%  1.47%  1.64%  17.10%  2010  2.03%  0.61%  2.12%  1.42%  -1.67%  -0.29%  0.57%  0.52%  0.97%  1.16%  0.22%  1.05%  9.00%  2011  1.13%  1.09%  0.12%  0.74%  0.01%  -0.73%  -0.23%  -2.22%  -2.47%  0.65%  -0.81%  -0.01%  -2.77%  2012  1.48%  1.12%  0.87%  0.65%  -0.51%  0.41%  0.97%  0.95%  1.27%  0.71%  0.60%  1.36%  10.34%  2013  1.74%  0.64%  1.19%  1.32%  1.64%  -0.81%  0.78%  0.13%  0.57%  1.18%  1.03%  0.62%  10.47%  2014  0.54%  1.48%  0.42%  0.28%  0.69%  1.29%  -0.15%  -0.15%  -0.55%  -0.89%  0.10%  -0.12%  2.95%  2015  -0.30%  0.80%  0.15%  0.71%  0.45%  -0.79%  -0.25%  -1.16%  -1.33%  -0.14%  -0.36%  -1.02%  -3.21%  2016  -1.45%  -0.69%  0.80%  2.03%  0.42%  -0.08%  1.01%  0.93%  -  -  -  -  2.97%  Investment Returns:As of 8/31/16:  Aetos Capital Credit and Distressed Opportunities Portfolio2  90-Day Treasury Bills  Barclays Capital Aggregate Index  MSCI ACWI (Net)  S&P 500 Total Return  1 Year Annualized Return  0.06%  0.22%  5.97%  7.24%  12.55%  3 Year Annualized Return  2.00%  0.10%  4.37%  6.74%  12.30%  5 Year Annualized Return  4.01%  0.08%  3.24%  8.32%  14.69%  From Inception through 8/31/16:   From Inception through 8/31/16:           Average Annualized Return   5.75%  1.22%  4.65%  7.54%  8.56%  Annualized Standard Deviation  3.75%  0.46%  3.41%  15.82%  14.32%  Sharpe Ratio  1.21  -  1.01  0.40  0.51  Largest Calendar Qtr. Drawdown  -8.44%  -  -2.44%  -22.37%  -21.94%  Beta: Barclays Capital Aggregate Index  0.00  -  -  -  -  Beta: MSCI ACWI (Net)  0.16  -  -  -  -  Beta: S&P 500 Total Return  0.16  -  -  -  -  Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

 Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.comAetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860  Important Information and Disclosures  Investing in hedge funds and other alternatives investment strategies involve substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage. Aetos is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act investment vehicles. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.Index returns are obtained through Bloomberg, except that the 90-Day Treasury Bills return is obtained from the Federal Reserve website. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.90-Day Treasury Bills: 3-month Treasury bill secondary market rate provided by the Board of Governors of the Federal Reserve System. Barclays Capital Aggregate Index: Market capitalization weighted index that covers the USD-denominated, investment-grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. MSCI ACWI (Net): Free float-adjusted market capitalization index designed to measure developed and emerging market equity performance. The MSCI ACWI is maintained by Morgan Stanley Capital International and consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.S&P 500 Total Return: Capital-weighted index that includes 500 stocks representing all major industries. Returns are denominated in USD and include dividends. The Index is a proxy of the performance of the broad US economy through changes in aggregate market value.